Statement to Certificateholder

		Sections	Deal Information

Deal:
		1. Distribution Summary		Residential Accredit Loans Inc, 2006-QS1

2. Factor Summary
			Determination Date:	02/23/2006

3. Component Level Reporting (if applicable)
			Distribution Date:	02/27/2006
4. Interest Summary

		5. Other Income Detail	Pool(s):	40260

6. Index Based Classes (if applicable)
			Trustee:	Deutsche Bank Trust Company Americas

7. Collateral Interest Shortfalls
			Asset Type:	Mortgage Asset-Backed Pass-Through Certificates
8. Basis Risk/Net WAC Shortfall (if applicable)

9. Collateral Summary
GMAC-RFC Bond Administrator:

Rona Hsu
10. Compensation and Expense Adjustments

11. Overcollateralization Summary (if applicable)
			Telephone:	(818) 260-1508

12. Delinquency, Foreclosure, and REO Information

13. Prepayment and Repurchases

14. Credit Instrument (if applicable)

15. Distribution Percentages

16. Comments

2/23/2006	5:11:08PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors		Page 1 of 9

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS1
February 27, 2006

1. Distribution Summary

Class	Cusip ID	Original Face Value		Beginning Notional/Principal Balance		Pass -Through Rate	Principal Distribution	Interest Distribution	Total Distribution (3) + (4) = (5)	Principal Loss	Interest Loss	Deferred Interest	Ending Notional/Principal Balance (1) -(3)-(6)+(8) = (9)

				(1)		(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)

A-1	761118RZ3	1,200,000.00		1,200,000.00		5.75000000	0.00	5,750.00	5,750.00	0.00	0.00	0.00	1,200,000.00

A-2	761118SA7	6,775,000.00		6,775,000.00		5.75000000	101,831.90	32,463.54	134,295.44	0.00	0.00	0.00	6,673,168.10

A-3	761118SB5	108,134,000.00		108,134,000.00		5.75000000	1,625,312.20	518,142.08	2,143,454.28	0.00	0.00	0.00	106,508,687.80

A-4	761118SC3	17,636,000.00		17,636,000.00		5.75000000	0.00	84,505.83	84,505.83	0.00	0.00	0.00	17,636,000.00

A-5	761119SD1	86,970,608.00		86,970,608.00		5.20375003	0.00	377,144.42	377,144.42	0.00	0.00	0.00	86,970,608.00

A-6	761118SE9	11,343,992.00		11,343,992.00		9.93791956	0.00	93,946.40	93,946.40	0.00	0.00	0.00	11,343,992.00

A-7	761118SF6	25,784,400.00		25,784,400.00		5.75000000	0.00	123,550.25	123,550.25	0.00	0.00	0.00	25,784,400.00

A-8	761118SG4	42,974,000.00		42,974,000.00		4.64375008	287,857.35	166,300.43	454,157.78	0.00	0.00	0.00	42,686,142.65

A-9	761118SH2	42,974,000.00	1	42,974,000.00	1	2.85624992	0.00	102,287.07	102,287.07	0.00	0.00	0.00	42,686,142.65	1

A-P	761118SJ8	2,784,564.75		2,784,564.75		0.00000000	2,516.51	0.00	2,516.51	0.00	0.00	0.00	2,782,048.24

A-V	761118SK5	323,843,583.63	1	323,843,583.63	1	0.50422061	0.00	136,073.84	136,073.84	0.00	0.00	0.00	321,813,292.67	1

R-I	761118SL3	100.00		100.00		6.00000000	100.00	0.50	100.50	0.00	0.00	0.00	0.00

R-II	761118SM1	100.00		100.00		6.00000000	100.00	0.50	100.50	0.00	0.00	0.00	0.00

M-1	761118SN9	10,525,500.00		10,525,500.00		6.00000000	6,538.13	52,627.50	59,165.63	0.00	0.00	0.00	10,518,961.87

M-2	761118SP4	3,238,400.00		3,238,400.00		6.00000000	2,011.60	16,192.00	18,203.60	0.00	0.00	0.00	3,236,388.40

M-3	761118SQ2	2,428,800.00		2,428,800.00		6.00000000	1,508.70	12,144.00	13,652.70	0.00	0.00	0.00	2,427,291.30

B-1	761118SR0	1,619,200.00		1,619,200.00		6.00000000	1,005.80	8,096.00	9,101.80	0.00	0.00	0.00	1,618,194.20

B-2	761118SS8	1,295,400.00		1,295,400.00		6.00000000	804.66	6,477.00	7,281.66	0.00	0.00	0.00	1,294,595.34

B-3	761118ST6	1,133,518.88		1,133,518.88		6.00000000	704.08	5,667.59	6,371.67	0.00	0.00	0.00	1,132,814.77

Deal Totals		323,843,583.63		323,843,583.63			2,030,290.93	1,741,368.95	3,771,659.88	0.00	0.00	0.00	321,813,292.67

1	Notional Balance

2/23/2006	5:11:08PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 2 of 9

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS1
February 27, 2006

2. Factor Summary

(Amount/Original Amount per $1000 unit)

Class	Cusip	Beginning Notional/Principal Balance Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Deferred Interest Factor	Interest Shortfall Factor	Ending Notional/Principal Balance Factor

A-1	761118RZ3	1,000.00000000	0.00000000	4.79166667	4.79166667	0.00000000	0.00000000	1,000.00000000

A-2	761118SA7	1,000.00000000	15.03053875	4.79166642	19.82220517	0.00000000	0.00000000	984.96946125

A-3	761118SB5	1,000.00000000	15.03053804	4.79166664	19.82220467	0.00000000	0.00000000	984.96946196

A-4	761118SC3	1,000.00000000	0.00000000	4.79166648	4.79166648	0.00000000	0.00000000	1,000.00000000

A-5	761119SD1	1,000.00000000	0.00000000	4.33645836	4.33645836	0.00000000	0.00000000	1,000.00000000

A-6	761118SE9	1,000.00000000	0.00000000	8.28159963	8.28159963	0.00000000	0.00000000	1,000.00000000

A-7	761118SF6	1,000.00000000	0.00000000	4.79166667	4.79166667	0.00000000	0.00000000	1,000.00000000

A-8	761118SG4	1,000.00000000	6.69840718	3.86979173	10.56819891	0.00000000	0.00000000	993.30159282

A-9	761118SH2	1,000.00000000	0.00000000	2.38020827	2.38020827	0.00000000	0.00000000	993.30159282

A-P	761118SJ8	1,000.00000000	0.90373549	0.00000000	0.90373549	0.00000000	0.00000000	999.09626451

A-V	761118SK5	1,000.00000000	0.00000000	0.42018384	0.42018384	0.00000000	0.00000000	993.73064324

R-I	761118SL3	1,000.00000000	1,000.00000000	5.00000000	1,005.00000000	0.00000000	0.00000000	0.00000000

R-II	761118SM1	1,000.00000000	1,000.00000000	5.00000000	1,005.00000000	0.00000000	0.00000000	0.00000000

M-1	761118SN9	1,000.00000000	0.62117049	5.00000000	5.62117049	0.00000000	0.00000000	999.37882951

M-2	761118SP4	1,000.00000000	0.62117095	5.00000000	5.62117095	0.00000000	0.00000000	999.37882905

M-3	761118SQ2	1,000.00000000	0.62117095	5.00000000	5.62117095	0.00000000	0.00000000	999.37882905

B-1	761118SR0	1,000.00000000	0.62117095	5.00000000	5.62117095	0.00000000	0.00000000	999.37882905

B-2	761118SS8	1,000.00000000	0.62116721	5.00000000	5.62116721	0.00000000	0.00000000	999.37883279

B-3	761118ST6	1,000.00000000	0.62114537	4.99999612	5.62114148	0.00000000	0.00000000	999.37882817

Pool Trading Factor: 99.37306432

2/23/2006	5:11:08PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 3 of 9

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS1
February 27, 2006

4. Interest Summary
The following section only reports information for classes that have accrued interest for this distribution.

Class	Beginning Notional/Principal Balance		Pass-Through Rate	Optimal Interest Amount	Interest Loss	Deferred Interest	Interest Shortfall Amount	Other Income	Interest Distribution (1)-(2)-(3)-(4)+(5)=(6)	Pass -Through Rate for Next Distribution	Accrued Certificate Interest Remaining Unpaid

				(1)	(2)	(3)	(4)	(5)	(6)
A-1	1,200,000.00		5.75000000	5,750.00	0.00	0.00	0.00	0.00	5,750.00	5.75000000	0.00

A-2	6,775,000.00		5.75000000	32,463.54	0.00	0.00	0.00	0.00	32,463.54	5.75000000	0.00

A-3	108,134,000.00		5.75000000	518,142.08	0.00	0.00	0.00	0.00	518,142.08	5.75000000	0.00

A-4	17,636,000.00		5.75000000	84,505.83	0.00	0.00	0.00	0.00	84,505.83	5.75000000	0.00

A-5	86,970,608.00		5.20375003	377,144.42	0.00	0.00	0.00	0.00	377,144.42	0.00000000	0.00

A-6	11,343,992.00		9.93791956	93,946.40	0.00	0.00	0.00	0.00	93,946.40	0.00000000	0.00

A-7	25,784,400.00		5.75000000	123,550.25	0.00	0.00	0.00	0.00	123,550.25	0.00000000	0.00

A-8	42,974,000.00		4.64375008	166,300.43	0.00	0.00	0.00	0.00	166,300.43	0.00000000	0.00

A-9	42,974,000.00	1	2.85624992	102,287.07	0.00	0.00	0.00	0.00	102,287.07	0.00000000	0.00

A-V	323,843,583.63	1	0.50422061	136,073.84	0.00	0.00	0.00	0.00	136,073.84	0.50422061	0.00

R-I	100.00		6.00000000	0.50	0.00	0.00	0.00	0.00	0.50	0.00000000	0.00

R-II	100.00		6.00000000	0.50	0.00	0.00	0.00	0.00	0.50	0.00000000	0.00

M-1	10,525,500.00		6.00000000	52,627.50	0.00	0.00	0.00	0.00	52,627.50	6.00000000	0.00

M-2	3,238,400.00		6.00000000	16,192.00	0.00	0.00	0.00	0.00	16,192.00	6.00000000	0.00

M-3	2,428,800.00		6.00000000	12,144.00	0.00	0.00	0.00	0.00	12,144.00	6.00000000	0.00

B-1	1,619,200.00		6.00000000	8,096.00	0.00	0.00	0.00	0.00	8,096.00	0.00000000	0.00

B-2	1,295,400.00		6.00000000	6,477.00	0.00	0.00	0.00	0.00	6,477.00	6.00000000	0.00

B-3	1,133,518.88		6.00000000	5,667.59	0.00	0.00	0.00	0.00	5,667.59	6.00000000	0.00

Deal Totals	321,059,018.88			1,741,368.95	0.00	0.00	0.00	0.00	1,741,368.95		0.00

1	Notional Balance

2/23/2006	5:11:08PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 4 of 9

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS1
February 27, 2006

6. Index Based Classes
The following section only reports information for index based classes that have paid interest for distribution.

Class	Index Name
		Index Rate

A-5	BTTEL-SBD (1/23/2006 )	4.53000000

A-6	BTTEL-SBD (1/23/2006 )	4.53000000

A-8	BTTEL-SBD (1/23/2006 )	4.53000000

A-9	BTTEL-SBD (1/23/2006 )	4.53000000

7. Collateral Interest Shortfalls

	Current Prepayment Interest Shortfall Amount	Compensating Interest	Net Prepayment Interest Shortfall Amount	Civil Relief Act Shortfall Amount

Deal Totals	2,208.02	0.00	2,208.02	0.00

2/23/2006	5:11:08PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 5 of 9

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS1
February 27, 2006

9. Collateral Summary

A.

Beginning Principal Balance	Beginning Loan Count	Ending Principal Balance	Ending Loan Count	Available Distribution	Realized Loss	Cumulative Realized Loss

Deal Totals	323,843,583.63	1,399	321,813,292.67	1,390	3,771,659.88	0.00	0.00

B.

Beginning Gross Weighted Average Interest Rate	Ending Gross Weighted Average Interest Rate	Ending Weighted Average Maturity	Beginning Weighted	Ending Weighted	Net Weighted	Weighted

Deal Totals	6.79828100	6.79478310	356.50	6.45262969	6.44992917	0.00000000	0.00000000

C.

Current Amount

Bankruptcy	115,833.00

Special Hazard	3,238,436.00

Fraud	9,715,308.00

2/23/2006	5:11:08PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 6 of 9

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS1
February 27, 2006

10. Compensation and Expenses

	Compensation		Advances		Allowable Expenses Per Governing Documents	Non-Recoverable Advances

	Subservicer	Master Servicer	Subservicer	Master Servicer

Deal Totals	74,807.52	19,100.43	42,950.56	0.00	0.00	0.00

12.Delinquency, Foreclosure, and REO Information

	Monthly Payments Delinquent						Foreclosures		REO

	One		Two		Three					Actual	Scheduled

	$	Count	$	Count	$	Count	$	Count	Count	$	$
Deal Totals	6,952,354.45		0.00		0.00		0.00			0.00	0.00
		31		0		0		0	0

13.Prepayments and Repurchases

	Curtailment		Payoffs		Total Prepayments		Total Repurchases		Optional Repurchases		ARM Repurchases

	$	Count	$	Count	$	Count	$	Count	$	Count	$	Count
Deal Totals	145,897.66	161	1,682,674.41	9	1,828,572.07	170	0.00	0	0.00	0	0.00	0

2/23/2006	5:11:08PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 7 of 9

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS1
February 27, 2006

15. Distribution Percentages

Beginning Super Senior Percentage	Ending Super Senior Percentage	Beginning Senior Support Percentage	Ending Senior Support Percentage	Beginning Senior Percentage	Ending Senior Percentage	Beginning Senior Accelerated Percentage	Ending Senior Accelerated Percentage

0.00000000	0.00000000	0.00000000	0.00000000	93.69560807	93.65947810	100.00000000	100.00000000

Beginning Percentage	Ending Percentage

Subordinates

M-1	0.00000000	3.29715727

M-2	0.00000000	1.01444246

M-3	0.00000000	0.76083184

Class M Total:	0.00000000	5.07243157

B-1	0.00000000	0.50722123

B-2	0.00000000	0.40578951

B-3	0.00000000	0.35507957

Class B Total:	0.00000000	1.26809031

2/23/2006	5:11:08PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 8 of 9

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS1
February 27, 2006

16. Comments

ERISA Text:	Each beneficial owner of any Certificate (or any interest therein) which provides credit enhancement for any other Certificate and is available in book-entry form, including any such

Class M Certificate, shall be deemed to have represented, by virtue of its acquisition or holding of such Certificate (or interest therein), that either: a) it is not an employee benefit or other plan subject to the prohibited transaction provision of the Employee Retirement Income Security Act of 1974, as amended('ERISA'), or Section 4975 of the Internal Revenue
Code of 1986, as amended (a 'Plan'), or any other person (including an investment manager, a named fiduciary or a trustee of any Plan) acting, directly or indirectly, on behalf of purchasing any Certificate with 'plan assets' of any Plan; or b) (i) the transferee is an insurance company, (ii) the source of funds to be used by it to purchase the Certificates is an
'insurance company general account' (within the meaning of Department of Labor Prohibited Transaction Class Exemption ('PTCE') 95-60), and (iii) the conditions set forth in
Section I and III of PTCE 95-60 have been satisfied. Any purported beneficial owner of any such book-entry Certificate (or interest therein) to whom either (a) or (b) above does not apply shall indemnify and hold harmless the Company, the Trustee, the Master Servicer, any Subservicer, and the Trust Fund from and against any and all liabilities, claim, cost or expenses incurred by such parties as a result of its acquisition or holding of such Certificate.

2/23/2006	5:11:08PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 9 of 9

Statement To Certificateholder

Residential Accredit Loans Inc., 2006-QS1

February 27, 2006

Cash Flow Received and Uses of Funds

Cash Flow Received	Amount

Principal and Interest Payments	3,786,344.28
Prepayment Premium	0.00
Liquidation and Insurance Proceeds	0.00
Subsequent Recoveries	0.00
Repurchase Proceeds	0.00
Other Deposits/Adjustments (including Derivative Payment)	2,208.02
Total Deposits	3,788,552.30

Uses of Funds	Amount

Transfer to Certificate Account	3,771,659.91
Reimbursed Advances and Expenses	0.00
Master Servicing Compensation	16,892.41
Derivative Payment	N/A
Total Withdrawals	3,788,552.32

Ending Balance	0.00

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix A

Statement To Certificateholder

Residential Accredit Loans Inc., 2006-QS1

February 27, 2006

Closing Date		January 30, 2006
Definitive Record Date		January 31, 2006
Book Entry Record Date		Adjustable Rate Certs: 02/24/2006
		Fixed Rate Certs: 01/31/2006

	Accrual Period			Prepayment Interest Shortfall Amounts

Class	Accrual Period		Accrual Methodology	Current Period	Prior Unpaid	Prior Unpaid Accrued Interest	Total Paid	Remaining Unpaid
	Start	End

A-1	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
A-2	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
A-3	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
A-4	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
A-5	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
A-6	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
A-7	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
A-8	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
A-9	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
A-P	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
A-V	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
R-I	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
R-II	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
M-1	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
M-2	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
M-3	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
B-1	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
B-2	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
B-3	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00

Total				0.00	0.00	0.00	0.00	0.00

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix B

Statement To Certificateholder

Residential Accredit Loans Inc., 2006-QS1

February 27, 2006

Basis Risk/Net WAC Shortfall Amounts

NOT APPLICABLE

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix C

Statement To Certificateholder

Residential Accredit Loans Inc., 2006-QS1

February 27, 2006

Excess Cashflow and Overcollateralization Provisions

NOT APPLICABLE

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix D

Statement To Certificateholder

Residential Accredit Loans Inc., 2006-QS1

February 27, 2006

Performance Tests

Is Current Distribution Period After February 2011?	NO

Senior Accelerated Percentage Trigger in Effect?	NO
Senior Accelerated Distribution Percentage	100.00%

Has M-2 Prepayment Distribution Trigger Occurred?	NO
Has M-3 Prepayment Distribution Trigger Occurred?	NO
Has B-1 Prepayment Distribution Trigger Occurred?	NO
Has B-2 Prepayment Distribution Trigger Occurred?	NO
Has B-3 Prepayment Distribution Trigger Occurred?	NO

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix E

Statement To Certificateholder

Residential Accredit Loans Inc., 2006-QS1

February 27, 2006

Loss Mitigation Loan Modification Pool Level Data

Pool	Type Of Modification	Loan Status	Balance	Loan Count	Paid Off Indicator

40260	N/A	N/A	N/A	N/A	N/A

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix F